Sohu.com Limited Shareholders' Equity (Sohu Video Share-based Awards, Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 14,480	$ 2,350	$ (12,108)
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiration date		Jan. 03, 2022
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	25,000,000
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		16,368,200
Installments of share options granted		four equal installments
Number of shares purchased on vested options			4,972,800
Share-based compensation expense		$ (700)	$ (900)	$ (500)
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Ordinary Shares [Member] | Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years